DEBT (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
DEBT
Convertible notes	$ 1,992,580	$ 274,914
Unamortized discounts	(1,060,414)	(86,608)
Convertible notes, net	$ 932,166	$ 188,306